Significant Accounting Policies - Schedule of Allowance for Doubtful Accounts Activity (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Balance at beginning of period	$ 305	$ 305	$ 193
Provision for doubtful accounts	$ 25	42	254
Deductions		(263)	(142)
Balance at end of period		$ 84	$ 305